Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment results in operations
b.	The following presents segment results of operations for the year ended December 31, 2018:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	23,764	62,402	(8,380)	77,786

Segments operating profit	1,110	8,477	229	9,816

Segments tangible and intangible assets	8,611	34,620	1,451	44,682

Depreciation, amortization and impairment expenses	174	2,397	-	2,571

Expenditure for assets	158	2,563	-	2,721

The following presents segment results of operations for the year ended December 31, 2017:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	24,364	62,208	(8,417)	78,155

Segments operating profit	2,742	7,569	(2)	10,309

Segments tangible and intangible assets	9,026	37,799	1,968	48,793

Depreciation, amortization and impairment expenses	144	2,780	-	2,924

Expenditure for assets	197	3,069	-	3,266

The following presents segment results rgarding operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	22,707	49,620	(7,974)	64,353

Segments operating profit	1,660	4,708	(120)	6,248

Segments tangible and intangible assets	8,359	35,392	2,148	45,899

Depreciation, amortization and impairment expenses	321	2,295	-	2,616

Expenditure for assets	135	2,264	-	2,399

Schedule of revenue information about geographical areas

		Year ended December 31,
		2018	2017	2016
1.	Revenues *):
	Israel	37,901	35,230	29,438
	Latin America (mainly Mexico)	11,719	9,603	7,009
	Brazil	12,723	14,248	9,142
	Argentina	3,550	4,607	3,995
	Europe	3,774	4,413	4,501
	Other	8,119	10,054	10,268

		77,786	78,155	64,353

*) Revenues are attributed to geographic areas based on the location of the end customers.

Schedule of long-lived assets information about geographical areas

		Year ended December 31,
		2018	2017	2016
2.	Long-lived assets:
	Israel	2,136	1,999	1,248
	Argentina	482	614	627
	Mexico	663	358	298
	Brazil	2,233	2,398	2,949
	South Africa	389	463	489
	Other	12	16	3

		5,915	5,848	5,614